NUVEEN ARIZONA                                                            NUVEEN
INSURED UNIT TRUST 51                                                        940


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc.        - Dependable Income
and/or AAA by Standard & Poor's, the highest        - Diversified Portfolios
rating given by each agency.                        - Top-Rated Municipal Bonds
ESTIMATED CURRENT RETURN:                           DATE OF DEPOSIT: May 15, 1997
5.01 - 5.21%
ESTIMATED LONG-TERM RETURN:
4.99 - 5.29%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    20.5 years
Call Protection Earliest ordinary optional call is 2004
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $101.90 to $98.89 depending on the purchase amount
Cusip           67101J 824 monthly payment plan
Numbers         67101J 832 quarterly payment plan
                67101J 840 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Arizona

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2013-15                                            28.5%
2016-18                                            42.9%
2019-21                                            14.3%
2022+                                              14.3%
The earliest ordinary optional call date is 2004

YIELD COMPARISON AS OF 05/14/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.01%
     Tax Equivalent Yield                          8.28%

Treasury Bonds
     Yield                                         6.92%
     Tax Equivalent Yield                          7.30%

Corporate Bonds
     Yield                   7.75%

 *COMPARES TRUST AS OF 05/14/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 05/13/97. ASSUMES 39.5% FEDERAL AND STATE INCOME TAX RATE AND A 5.20% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------
 BONDS THIS ARIZONA INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   425,000  City of Chandler, Arizona, Water and Sewer Revenue Bonds, Series 1996,      2006 at 101  AAA   Aaa
              5.50% Due 7/1/15.
     500,000  Industrial Development Authority of the City of Glendale, Arizona,          2006 at 101  AAA   Aaa
              Refunding and Educational Facilities Revenue Bonds (American Graduate
              School of International Management-Thunderbird), Series 1996, 5.625% Due
              7/1/20.
     350,000  Madison Elementary School District No. 38 of Maricopa County, Arizona,      2006 at 101  AAA   Aaa
              School Improvement Bonds, Project of 1995, Series B (1996), 5.80% Due
              7/1/15. (General Obligation Bonds.)
     500,000  City of Mesa, Arizona, Utility Systems Revenue Bonds, Series 1997, 5.25%    2007 at 101  AAA   Aaa
              Due 7/1/16.
     500,000  City of Phoenix Civic Improvement Corporation (Arizona), Wastewater System  2004 at 102  AAA   Aaa
              Lease Revenue Refunding Bonds, Series 1993, 4.75% Due 7/1/23. (Original
              issue discount bonds delivered on or about November 4, 1993 at a price of
              92.50% of principal amount.)
     225,000  The Industrial Development Authority of the County of Pima (Arizona),       2007 at 102  AAA   Aaa
              Insured Refunding Revenue Bonds (HealthPartners of Southern Arizona),
              Series 1997A, 5.625% Due 4/1/14.
     500,000  Washington Elementary School District No. 6 of Maricopa County, Arizona,    2006 at 101  AAA   Aaa
              School Improvement Bonds (Projects of 1996), Series A (1996), 5.00% Due
              7/1/16. (Original issue discount bonds delivered on or about August 7, 1996 at a price of 91.393% of principal amount.)(General Obligation Bonds.)
     500,000  The Industrial Development Authority of the City of Yuma, Arizona, Hospital  2007 at 102 AAA   Aaa
              Revenue Refunding Bonds, Series 1997 (Yuma Regional Medical Center), 5.50%
              Due 8/1/17.
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         8 BONDS FROM ARIZONA.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 05/14/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    101.90     4.90 %      5.01%   4.99%   5.04%   5.02%   5.06%   5.04 %
 500 / $50,000              101.74     4.75        5.01    5.00    5.04    5.03    5.06    5.05
 1,000 / $100,000           101.48     4.50        5.03    5.03    5.06    5.06    5.08    5.08
 2,500 / $250,000           101.21     4.25        5.04    5.04    5.07    5.07    5.09    5.09
 5,000 / $500,000           100.42     3.50        5.08    5.11    5.11    5.14    5.13    5.16
 10,000 / $1,000,000         99.91     3.00        5.10    5.15    5.14    5.18    5.16    5.20
 25,000 / $2,500,000         99.39     2.50        5.13    5.19    5.16    5.22    5.18    5.24
 50,000 / $5,000,000         98.89     2.00        5.16    5.23    5.19    5.27    5.21    5.29

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      31.0%   34.5%   39.5%      43.0%
         5.01  % 7.26%   7.65%   8.28%      8.79 %
         5.01    7.26    7.65    8.28       8.79
         5.03    7.29    7.68    8.31       8.82
         5.04    7.30    7.69    8.33       8.84
         5.08    7.36    7.76    8.40       8.91
         5.10    7.39    7.79    8.43       8.95
         5.13    7.43    7.83    8.48       9.00
         5.16    7.48    7.88    8.53       9.05

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 06/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 6/15/97   $   .2265
 Monthly plan            7/15/97       .4248   $ 5.1002
 Quarterly plan          8/15/97       .8550
                        11/15/97      1.2825     5.1322
 Semi-annual plan       11/15/97      2.1450
                         5/15/98      2.5740     5.1512
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 101.97 =  98.068
 investment       offering price     # of units
 (as of           and accrued        purchased
 05/14/97)        interest
 98.068       X   $5.1002        =   $500.17
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN MASSACHUSETTS                                                      NUVEEN
INSURED UNIT TRUST 146                                                       940


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc.        - Dependable Income
and/or AAA by Standard & Poor's, the highest        - Diversified Portfolios
rating given by each agency.                        - Top-Rated Municipal Bonds
ESTIMATED CURRENT RETURN:                           DATE OF DEPOSIT: May 15, 1997
5.07 - 5.27%
ESTIMATED LONG-TERM RETURN:
5.11 - 5.37%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    27.0 years
Call Protection Earliest ordinary optional call is 2004
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $101.34 to $98.34 depending on the purchase amount
Cusip           67065D 193 monthly payment plan
Numbers         67065D 201 quarterly payment plan
                67065D 219 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Massachusetts

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2017-19                                            14.3%
2020-22                                            14.3%
2023-25                                            28.6%
2026+                                              42.8%
The earliest ordinary optional call date is 2004

YIELD COMPARISON AS OF 05/14/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.07%
     Tax Equivalent Yield                          8.97%

Treasury Bonds
     Yield                                         6.92%
     Tax Equivalent Yield                          7.86%

Corporate Bonds
     Yield                   7.75%

 *COMPARES TRUST AS OF 05/14/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 05/13/97. ASSUMES 43.5% FEDERAL AND STATE INCOME TAX RATE AND A 12.0% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS MASSACHUSETTS INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  Massachusetts Bay Transportation Authority, General Transportation System   2006 at 101  AAA   Aaa
              Bonds, 1996 Series A, 5.625% Due 3/1/26. (Original issue discount bonds delivered on or about March 21, 1996 at a price of 94.15% of principal amount.)(General Obligation Bonds.)
     500,000  Massachusetts Health and Educational Facilities Authority, Revenue Bonds,   2005 at 101  AAA   Aaa
              Mary Hitchcock Memorial Hospital Obligated Group (Cooley Dickinson Hospital
              Issue), Series B, 5.50% Due 11/15/25.
     500,000  Massachusetts Industrial Finance Agency, Revenue Bonds, Babson College      2007 at 102  AAA   Aaa
              Issue, Series 1997A, 5.25% Due 10/1/27. (Original issue discount bonds delivered on or about January 15, 1997 at a price of 92.82% of principal amount.)
     500,000  Massachusetts Industrial Finance Agency, Education Revenue Bonds (Dexter    2007 at 102  AAA   Aaa
              School Project-Series 1997), 5.55% Due 5/1/27.
     500,000  Massachusetts Municipal Wholesale Electric Company, Power Supply System     2004 at 102  AAA   Aaa
              Revenue Bonds, 1994 Series B, 5.00% Due 7/1/17.
     500,000  Massachusetts Water Resources Authority, General Revenue Bonds, 1996 Series  2006 at 101 AAA   Aaa
              A, 5.50% Due 11/1/21.
     500,000  South Essex Sewerage District, Massachusetts, General Obligation Sewer      2006 at 102  AAA   Aaa
              Bonds, 1996 Series A, 5.25% Due 6/15/24.
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         7 BONDS FROM MASSACHUSETTS.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 05/14/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    101.34     4.90 %      5.07%   5.11%   5.10%   5.14%   5.12%   5.16 %
 500 / $50,000              101.18     4.75        5.08    5.11    5.11    5.14    5.13    5.16
 1,000 / $100,000           100.91     4.50        5.09    5.14    5.12    5.17    5.14    5.19
 2,500 / $250,000           100.65     4.25        5.10    5.15    5.13    5.18    5.15    5.20
 5,000 / $500,000            99.87     3.50        5.14    5.21    5.17    5.24    5.19    5.26
 10,000 / $1,000,000         99.35     3.00        5.17    5.24    5.20    5.27    5.22    5.30
 25,000 / $2,500,000         98.84     2.50        5.20    5.28    5.23    5.31    5.25    5.33
 50,000 / $5,000,000         98.34     2.00        5.22    5.32    5.25    5.35    5.27    5.37

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      36.5%   39.5%   43.5%      47.0%
         5.07  % 7.98%   8.38%   8.97%      9.57 %
         5.08    8.00    8.40    8.99       9.58
         5.09    8.02    8.41    9.01       9.60
         5.10    8.03    8.43    9.03       9.62
         5.14    8.09    8.50    9.10       9.70
         5.17    8.14    8.55    9.15       9.75
         5.20    8.19    8.60    9.20       9.81
         5.22    8.22    8.63    9.24       9.85

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 06/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 6/15/97   $   .2281
 Monthly plan            7/15/97       .4278   $ 5.1357
 Quarterly plan          8/15/97       .8610
                        11/15/97      1.2915     5.1677
 Semi-annual plan       11/15/97      2.1600
                         5/15/98      2.5920     5.1867
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 101.41 =  98.609
 investment       offering price     # of units
 (as of           and accrued        purchased
 05/14/97)        interest
 98.609       X   $5.1357        =   $506.43
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)